Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gross Cost	$ 17,989	$ 19,674
Accumulated Depreciation	(15,342)	(16,518)
Net Cost	2,647	3,156
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	80	94
Net Cost	80	94
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	886	987
Accumulated Depreciation	(411)	(429)
Net Cost	475	558
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	2,946	3,218
Accumulated Depreciation	(2,629)	(2,826)
Net Cost	317	392
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	13,491	14,684
Accumulated Depreciation	(11,822)	(12,728)
Net Cost	1,669	1,956
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	410	463
Accumulated Depreciation	(371)	(414)
Net Cost	39	49
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	118	137
Accumulated Depreciation	(109)	(121)
Net Cost	9	16
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	58	91
Net Cost	$ 58	$ 91